Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible and tangible assets
Schedule of intangible assets

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As of December 31, 2020		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,738	(931)	8,807
Proved mineral interests	16,559	(9,595)	6,964
Unproved mineral interests	20,300	(4,790)	15,510
Other intangible assets	7,212	(4,965)	2,247
TOTAL INTANGIBLE ASSETS	53,809	(20,281)	33,528

As of December 31, 2019		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,357	(1,011)	8,346
Proved mineral interests	15,966	(8,741)	7,225
Unproved mineral interests	20,138	(4,558)	15,580
Other intangible assets	5,743	(3,716)	2,027
TOTAL INTANGIBLE ASSETS	51,204	(18,026)	33,178

As of December 31, 2018		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,188	(1,014)	8,174
Proved mineral interests	14,775	(7,947)	6,828
Unproved mineral interests	16,712	(4,491)	12,221
Other intangible assets	5,824	(4,125)	1,699
TOTAL INTANGIBLE ASSETS	46,499	(17,577)	28,922

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2020	33,178	784	(277)	(1,430)	305	968	33,528
2019	28,922	1,087	(118)	(1,359)	(95)	4,741	33,178
2018	14,587	3,745	(28)	(852)	(351)	11,821	28,922

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2020	Increases	Impairments	Other	December 31, 2020
Exploration & Production	2,642	–	–	(4)	2,638
Integrated Gas, Renewables & Power	4,774	401	–	72	5,247
Refining & Chemicals	523	17	–	(6)	534
Marketing & Services	379	–	–	(22)	357
Corporate	28	–	–	3	31
TOTAL	8,346	418	–	43	8,807

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	215,892	(147,914)	67,978
Unproved properties	2,978	(268)	2,710
Work in progress	13,873	(861)	13,012
Subtotal	232,743	(149,043)	83,700
Other property, plant and equipment
Land	2,999	(905)	2,094
Machinery, plant and equipment (including transportation equipment)	39,506	(27,381)	12,125
Buildings	11,184	(6,858)	4,326
Work in progress	3,063	(1)	3,062
Other	10,983	(7,955)	3,028
Subtotal	67,735	(43,100)	24,635
TOTAL PROPERTY, PLANT AND EQUIPMENT	300,478	(192,143)	108,335

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,071	(130,134)	79,937
Unproved properties	2,160	(288)	1,872
Work in progress	12,056	(569)	11,487
Subtotal	224,287	(130,991)	93,296
Other property, plant and equipment
Land	2,826	(792)	2,034
Machinery, plant and equipment (including transportation equipment)	36,747	(25,548)	11,199
Buildings	10,519	(6,032)	4,487
Work in progress	2,501	(2)	2,499
Other	10,137	(7,244)	2,893
Subtotal	62,730	(39,618)	23,112
TOTAL PROPERTY, PLANT AND EQUIPMENT	287,017	(170,609)	116,408

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	192,272	(120,435)	71,837
Unproved properties	1,673	(152)	1,521
Work in progress	22,553	(1,128)	21,425
Subtotal	216,498	(121,715)	94,783
Other property, plant and equipment
Land	1,775	(648)	1,127
Machinery, plant and equipment (including transportation equipment)	34,564	(25,393)	9,171
Buildings	8,864	(5,640)	3,224
Work in progress	2,540	(2)	2,538
Other	9,171	(6,690)	2,481
Subtotal	56,914	(38,373)	18,541
TOTAL PROPERTY, PLANT AND EQUIPMENT	273,412	(160,088)	113,324

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2020	116,408	9,980	(611)	(21,544)	1,706	2,396	108,335
2019	113,324	11,426	(1,052)	(15,097)	(270)	8,077	116,408
2018	109,397	13,336	(2,494)	(13,732)	(1,454)	8,271	113,324

Schedule of facilities and equipment under leases

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,758	(1,297)	1,461
Other property, plant and equipment
Land	1,187	(222)	965
Machinery, plant and equipment (including transportation equipment)	4,606	(1,631)	2,975
Buildings	1,778	(385)	1,393
Other	682	(286)	396
Subtotal	8,253	(2,524)	5,729
TOTAL PROPERTY, PLANT AND EQUIPMENT	11,011	(3,821)	7,190

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,482	(517)	1,965
Other property, plant and equipment
Land	1,031	(104)	927
Machinery, plant and equipment (including transportation equipment)	3,527	(999)	2,528
Buildings	1,545	(201)	1,344
Other	483	(134)	349
Subtotal	6,586	(1,438)	5,148
TOTAL PROPERTY, PLANT AND EQUIPMENT	9,068	(1,955)	7,113

Property, plant and equipment as at December 31, 2018 presented above include the following amounts for facilities and equipment under finance leases:

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,778	(605)	1,173
Buildings	121	(56)	65
Other	543	(83)	460
Total	2,442	(744)	1,698